4. Fixed Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Fixed Assets

NOTE 4. FIXED ASSETS

Fixed asset values recorded at cost are as follows:

	March 31, 2018	December 31, 2017

Race cars	$50,000	$50,000
Less: Accumulated depreciation	(8,334)	(5,834)

Fixed assets, net	$41,666	$44,166

During 2017, the Company sold one and purchased two Racecars for stock. See Note 7.

Depreciation expense was $2,500 and $10,000 for the three months ended March 31, 2018 and 2017, respectively.

NOTE 4. FIXED ASSETS

Fixed asset values recorded at cost are as follows:

	December 31, 2017	December 31, 2016

Racecars	$50,000	$200,000
Less: Accumulated depreciation	(5,834)	(103,333)

Fixed assets, net	$44,166	$99,667

During 2017, the Company sold one and purchased two Racecars in nonmonetary transactions.

Depreciation expense was $15,834 and $40,000 for the years the years ended December 31, 2017 and 2016, respectively.